Note 15 - Employee Benefit Plan (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employee Service Period	6 years
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 674,000	$ 710,000